Share Capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares $ / shares shares	Jan. 31, 2024 shares	Dec. 27, 2023 shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Common shares authorized unlimited	Unlimited
Preferred shares authorized unlimited	Unlimited
Number of share options exercised | shares			5,834
Weighted average exercise price of share options exercised | (per share)			$ 0.86	$ 0.86
Proceeds from exercise of options			$ 6
Amount of share options transferred from equity reserves and recorded against share capital			$ 1
Number of warrants exercised | shares			101,042
Warrants exercised, exercise price | (per share)			$ 1.46	$ 1.46
Proceeds from exercise of warrants			$ 147
Amount of warrants transferred from equity reserves and recorded against share capital			$ 12
Homestake Ridge project [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			328,767	328,767
Share issue costs			$ 10
Fair market value of shares issued			$ 300	$ 300
Royalty interest			2.00%
March 2023 Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	6,076,500
Gross proceeds	$ 8,750
Share issue costs	912
Commissions	525
Other issuance costs	387
March 2023 Offering [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					273,542	197,345
April 2022 Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		13,750,000
Gross proceeds		$ 11,000
Number of shares issued per share | $ / shares		$ 0.8
Share issue costs		$ 136
October 2021 Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			7,461,450	7,461,450
Gross proceeds			$ 5,596
Number of shares issued per share | (per share)		$ 0.75					$ 0.75
Share issue costs	211	$ 211
Commissions	68
Other issuance costs	$ 143
Warrant share price per unit | $ / shares			$ 1.2	$ 1.2
Term of warrants			3 years
Expiry description of warrants			The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days.